Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Document Period End Date	Jun. 30, 2024
C000015147 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class A Shares
Trading Symbol	FREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	1.21%
* This cost is annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 967,891,916
Holdings Count | Holding	57
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$967,891,916

Total number of portfolio holdings	57

Portfolio turnover (%)	32%

Holdings [Text Block]
C000015149 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class C Shares
Trading Symbol	FRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$98	1.96%
* This cost is annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.96%	[2]
Net Assets	$ 967,891,916
Holdings Count | Holding	57
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$967,891,916

Total number of portfolio holdings	57

Portfolio turnover (%)	32%

Holdings [Text Block]
C000126484 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class R6 Shares
Trading Symbol	FREGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$40	0.80%
* This cost is annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[3]
Net Assets	$ 967,891,916
Holdings Count | Holding	57
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$967,891,916

Total number of portfolio holdings	57

Portfolio turnover (%)	32%

Holdings [Text Block]
C000015151 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class I Shares
Trading Symbol	FARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$48	0.96%
* This cost is annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[4]
Net Assets	$ 967,891,916
Holdings Count | Holding	57
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$967,891,916

Total number of portfolio holdings	57

Portfolio turnover (%)	32%

Holdings [Text Block]
C000056118 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	FGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$62	1.24%
* This cost is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[5]
Net Assets	$ 465,097,444
Holdings Count | Holding	96
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$465,097,444

Total number of portfolio holdings	96

Portfolio turnover (%)	38%

Holdings [Text Block]
C000070757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class C Shares
Trading Symbol	FGNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$100	1.99%
* This cost is annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%	[6]
Net Assets	$ 465,097,444
Holdings Count | Holding	96
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$465,097,444

Total number of portfolio holdings	96

Portfolio turnover (%)	38%

Holdings [Text Block]
C000171406 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class R6 Shares
Trading Symbol	FGIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$46	0.92%
* This cost is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[7]
Net Assets	$ 465,097,444
Holdings Count | Holding	96
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$465,097,444

Total number of portfolio holdings	96

Portfolio turnover (%)	38%

Holdings [Text Block]
C000056119 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class I Shares
Trading Symbol	FGIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$49	0.99%
* This cost is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[8]
Net Assets	$ 465,097,444
Holdings Count | Holding	96
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$465,097,444

Total number of portfolio holdings	96

Portfolio turnover (%)	38%

Holdings [Text Block]
C000104365 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class A Shares
Trading Symbol	NRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$58	1.16%
* This cost is annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[9]
Net Assets	$ 1,030,296,666
Holdings Count | Holding	397
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$1,030,296,666

Total number of portfolio holdings	397

Portfolio turnover (%)	37%

Holdings [Text Block]
C000104366 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class C Shares
Trading Symbol	NRICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$96	1.91%
* This cost is annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.91%	[10]
Net Assets	$ 1,030,296,666
Holdings Count | Holding	397
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$1,030,296,666

Total number of portfolio holdings	397

Portfolio turnover (%)	37%

Holdings [Text Block]
C000171407 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class R6 Shares
Trading Symbol	NRIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$41	0.81%
* This cost is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[11]
Net Assets	$ 1,030,296,666
Holdings Count | Holding	397
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$1,030,296,666

Total number of portfolio holdings	397

Portfolio turnover (%)	37%

Holdings [Text Block]
C000104368 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class I Shares
Trading Symbol	NRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$46	0.91%
* This cost is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[12]
Net Assets	$ 1,030,296,666
Holdings Count | Holding	397
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$1,030,296,666

Total number of portfolio holdings	397

Portfolio turnover (%)	37%

Holdings [Text Block]

[1]	This cost is annualized.
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